Commitments - Summary of Capital Expenditure Contracted But Not Yet Incurred (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Capital commitments [abstract]
Capital	$ 5,620	$ 15,641
Inventory	9,871	43,573
Total	$ 15,491	$ 59,214